Contents of Significant Accounts - Equity - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 05, 2022 shares $ / shares	May 27, 2022 TWD ($) $ / shares	Nov. 05, 2021 $ / shares shares	Jun. 09, 2021 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Shares authorized					26,000,000,000	26,000,000,000
Shares issued					12,504,749,000	12,483,248,000
Shares par value | $ / shares					$ 10	$ 10
Number of common shares represented by 1 ADS					5
Closing prices of UMC's stock | $ / shares					$ 40.7	$ 65
Percentage of legal reserve					10.00%
Approved Cash Distribution From Additional Paid In Capital | $		$ 37,446
Approved cash distribution from additional paid in capital per share | $ / shares		$ 3
Chipbond Technology Corporation [member]
Disclosure of classes of share capital [line items]
Shares par value | $ / shares			$ 10
Shares issued due to share exchange transaction			61,000,000
Number of shares exchanged in			53,000,000
HSUN CHIEH INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates					441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates					193,000,000	160,000,000
Fortune Venture Capital Corp [member] | Chipbond Technology Corporation [member]
Disclosure of classes of share capital [line items]
Number of shares exchanged out			16,000,000
Number of shares exchanged in			14,000,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE					135,000,000	149,000,000
Number of common shares represented by issued American Depositary Shares					674,000,000	746,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution					20.00%
Percentage of stock dividend on dividend distribution					0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution					100.00%
Percentage of stock dividend on dividend distribution					80.00%
Restricted Stocks [member]
Disclosure of classes of share capital [line items]
Shares par value | $ / shares	$ 10			$ 10
Number of other equity instruments granted in share-based payment arrangement	23,000,000			1,000,000
Number of other equity instruments recalled and cancelled in share-based payment arrangement					2,000,000	2,000,000